Eaton Vance
South Carolina Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.8%
Security	Principal Amount (000's omitted)	Value
Education — 3.0%
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	$2,000	$ 2,055,420
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/49	1,000	1,037,220
University of South Carolina, 5.00%, 5/1/46	2,485	2,676,743
		$ 5,769,383
Electric Utilities — 8.8%
Rock Hill, SC, Combined Utility System Revenue:
4.00%, 1/1/49	$2,445	$ 2,409,645
5.00%, 1/1/47	5,000	5,042,000
South Carolina Public Service Authority:
4.00%, 12/1/42	2,960	2,971,396
5.00%, 12/1/33	1,500	1,683,060
5.25%, 12/1/54	2,920	3,203,211
5.50%, 12/1/40	1,500	1,703,835
		$ 17,013,147
General Obligations — 17.9%
Dorchester County School District No. 4, SC:
5.00%, 3/1/46	$1,710	$ 1,887,413
5.00%, 3/1/47	2,060	2,267,627
Fort Mill School District No. 4, SC, 4.00%, 3/1/39	3,200	3,228,704
Oconee County, SC:
5.00%, 4/1/42	2,345	2,617,419
5.00%, 4/1/43	2,000	2,222,700
Puerto Rico:
5.625%, 7/1/29	500	539,750
5.75%, 7/1/31	1,250	1,394,363
Saluda County School District No. 1, SC:
5.00%, 3/1/41	2,025	2,275,634
5.00%, 3/1/42	1,840	2,059,990
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,245,844
South Carolina, (Clemson University), 5.00%, 4/1/38	5,000	5,654,950
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	4,790	5,239,446
Spartanburg County School District No. 5, SC:
4.00%, 3/1/43	900	909,558
4.00%, 3/1/46	270	272,770
		$ 34,816,168
Security	Principal Amount (000's omitted)	Value
Hospital — 17.9%
Greenville Health System, SC, 5.00%, 5/1/39	$2,500	$ 2,500,950
Greenwood, SC, (Self Regional Healthcare), 4.00%, 10/1/39	1,195	1,201,620
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/41	5,265	5,332,761
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/43	2,000	2,021,760
5.00%, 2/1/38	2,405	2,432,417
Prerefunded to 2/1/26, 5.00%, 2/1/38	595	608,441
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare Project):
5.00%, 11/15/34	350	371,672
5.50%, 11/15/44	2,125	2,290,197
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,500	1,499,745
5.00%, 10/1/37	1,000	1,117,150
5.00%, 12/1/46	2,750	2,907,300
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	1,940	1,962,019
5.00%, 11/1/48	2,150	2,202,439
5.25%, 11/1/54(2)	2,000	2,206,340
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,750	3,106,152
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group):
5.00%, 5/1/36	1,500	1,568,715
(LOC: TD Bank, N.A.), 3.15%, 5/1/48(3)	1,480	1,480,000
		$ 34,809,678
Housing — 2.9%
South Carolina Housing Finance and Development Authority:
2.80%, 7/1/34	$535	$ 488,407
4.20%, 7/1/42	1,085	1,086,476
4.375%, 7/1/44	3,000	3,039,330
4.75%, 7/1/43	970	996,791
		$ 5,611,004
Industrial Development Revenue — 2.1%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$4,000	$ 4,034,440
		$ 4,034,440

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 6.6%
Greer, SC, Combined Utility System:
(BAM), 4.00%, 9/1/43(4)	$1,295	$ 1,313,687
(BAM), 4.00%, 9/1/44(4)	700	707,777
(BAM), 5.00%, 9/1/42(4)	1,740	1,939,856
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,075	1,063,755
(NPFG), 5.25%, 7/1/32	1,350	1,349,176
(NPFG), 5.25%, 7/1/34	1,820	1,818,508
South Carolina Public Service Authority, (BAM), 4.00%, 12/1/52	4,660	4,554,032
		$ 12,746,791
Insured - Utilities — 1.6%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$900	$ 946,701
(AMBAC), 5.50%, 9/1/32	2,000	2,225,160
		$ 3,171,861
Lease Revenue/Certificates of Participation — 4.2%
Corporation ForGreer, SC, (City Improvement):
4.00%, 9/1/45	$1,270	$ 1,274,966
4.125%, 9/1/49	1,000	1,008,760
Georgetown County Scago Public Facilities Corp., SC, 4.00%, 6/1/43	1,000	1,005,150
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43	1,500	1,607,745
Laurens County Public Facilities Authority, SC:
4.00%, 9/1/43	500	503,190
5.00%, 9/1/49	2,450	2,680,202
		$ 8,080,013
Other Revenue — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,530,284
		$ 1,530,284
Senior Living/Life Care — 4.8%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 1,021,520
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/54	1,165	1,020,727
5.00%, 4/1/54	2,980	3,021,452
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.50%, 11/15/53	1,000	1,078,200
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/29	$640	$ 654,214
5.00%, 4/1/38	1,000	1,012,650
5.00%, 4/1/48	1,000	1,000,580
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	513,445
		$ 9,322,788
Special Tax Revenue — 4.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 202,196
Anderson, SC, (Hospitality Fee):
4.00%, 2/1/40	420	423,696
4.00%, 2/1/42	500	498,920
4.125%, 2/1/44	600	601,518
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	1,000	1,012,690
Myrtle Beach, SC, (Hospitality Fee):
4.00%, 6/1/41	780	786,458
4.00%, 6/1/42	500	503,255
4.00%, 6/1/44	500	502,710
5.00%, 6/1/26	1,000	1,003,710
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,777,470
		$ 8,312,623
Transportation — 6.8%
Charleston County Airport District, SC:
5.00%, 7/1/41	$480	$ 536,309
5.25%, 7/1/54	1,525	1,693,375
(AMT), 5.25%, 7/1/49	1,000	1,085,800
Greenville-Spartanburg Airport District, SC, 5.25%, 7/1/54	2,500	2,750,800
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	1,170	1,198,033
(AMT), 5.00%, 7/1/44	5,705	5,892,923
		$ 13,157,240
Water and Sewer — 19.1%
Aiken, SC, 5.00%, 8/1/53	$1,000	$ 1,083,360
Anderson County, SC, Sewer System Revenue, 4.00%, 8/1/43	1,000	1,004,600
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/45	3,725	4,216,141
5.00%, 1/1/47	2,500	2,741,900
Clemson, SC, Water and Sewer System Revenue, 4.00%, 6/1/49	2,460	2,454,342

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Columbia, SC, Waterworks and Sewer System Revenue, 5.00%, 2/1/47	$5,360	$ 5,881,153
Dorchester County, SC, Waterworks and Sewer System Revenue:
4.00%, 10/1/49	1,650	1,651,947
4.25%, 10/1/48	600	612,534
5.00%, 10/1/54	1,355	1,495,473
Florence, SC, Combined Waterworks and Sewerage System Revenue:
3.00%, 9/1/37	1,590	1,470,241
4.25%, 9/1/48	3,525	3,598,038
Greenville County Metropolitan Sewer Subdistrict, SC:
4.00%, 6/1/44	500	505,480
4.00%, 6/1/49	2,000	2,002,380
5.00%, 6/1/42	340	383,333
Renewable Water Resources, SC, Sewer System Revenue, 4.00%, 4/1/44	2,865	2,913,820
South Island Public Service District, SC:
4.00%, 4/1/49	2,000	2,014,680
4.00%, 4/1/54	2,000	2,006,120
5.00%, 4/1/47	1,000	1,077,870
		$ 37,113,412
Total Tax-Exempt Municipal Obligations (identified cost $190,339,282)		$195,488,832

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 397,555
		$ 397,555
Student Loan — 0.2%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$450	$ 445,716
		$ 445,716
Total Taxable Municipal Obligations (identified cost $950,000)		$ 843,271

Trust Units — 0.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.2%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$468	$ 454,704
Total Trust Units (identified cost $471,548)		$ 454,704
Total Investments — 101.4% (identified cost $191,760,830)		$196,786,807
Other Assets, Less Liabilities — (1.4)%		$ (2,752,364)
Net Assets — 100.0%		$194,034,443
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $2,257,616 or 1.2% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2024.
(4)	When-issued security.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2024, 8.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 4.3% of total investments.
Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$195,488,832	$ —	$195,488,832
Taxable Municipal Obligations	—	843,271	—	843,271
Trust Units	—	454,704	—	454,704
Total Investments	$ —	$196,786,807	$ —	$196,786,807
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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